NOTE 10 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Proceeds from Related Party Debt		$ 158,771	$ 297,006
Repayments of Related Party Debt	303,068	18,040	18,040
Founder Loan [Member]
Short-term Debt [Line Items]
Principal Amount Outstanding of Loans Held-in-portfolio	426,499		500,915	518,955
Proceeds from Related Party Debt			297,006	0
Repayments of Related Party Debt			18,040	0
Debt Instrument, Face Amount	500,915		518,955
Shareholder Loans [Member]
Short-term Debt [Line Items]
Proceeds from Related Party Debt	0	$ 158,771
Debt Instrument, Face Amount			297,006	$ 0
Shareholder Loan One [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	245,234		245,234
Shareholder Loan Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 51,772		$ 51,772
Debt Instrument, Interest Rate, Effective Percentage			20.00%